Other Non-Operating Income/Expense, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (31)	€ (12)	€ (210)
Miscellaneous income/expense, net	(25)	(24)	(23)
Other non-operating income/expense, net	(56)	(36)	(234)
Thereof from financial assets at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	444	615	531
Thereof from financial assets at amortized cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	148
Thereof from loans and receivables
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss		96	26
Thereof from financial liabilities at fair value through profit or loss
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	(415)	(435)	(569)
Thereof from financial liabilities at amortised cost
Other Non-Operating Income/Expense, Net
Foreign currency exchange gain/loss	€ (202)	€ (317)	€ (174)